Unaudited Condensed Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Accumulated deficit	Hedging reserve	Foreign currency translation reserve	Total
Equity at beginning of period at Jun. 30, 2023	€ 1	€ 529,775	€ (87,856)		€ 1,509	€ 443,429
Net loss			(17,987)			(17,987)
Other comprehensive income (loss)				€ (141)	(33)	(174)
Comprehensive loss			(17,987)	(141)	(33)	(18,160)
Share-based compensation		11,336				11,336
Equity at end of period at Dec. 31, 2023	1	541,111	(105,843)	(141)	1,476	436,604
Equity at beginning of period at Jun. 30, 2024	1	546,913	(112,767)		1,496	435,643
Net loss			(28,211)			(28,211)
Other comprehensive income (loss)				(2,291)	18	(2,273)
Comprehensive loss			(28,211)	(2,291)	18	(30,484)
Reclassification due to cash settlement of share-based compensation		(66)				(66)
Share-based compensation		9,642				9,642
Equity at end of period at Dec. 31, 2024	€ 1	€ 556,489	€ (140,978)	€ (2,291)	€ 1,514	€ 414,736